Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 5,313,584	¥ 4,315,743
Maximum potential payout /Notional	[1],[2]	320,857,402	281,605,308
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		101,417,655
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		92,669,685
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		36,971,321
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		89,798,741
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	69	80
Maximum potential payout /Notional	[3]	5,576	¥ 5,764
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		10
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		327
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		5,238
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		¥ 1

[1]	Credit derivatives are disclosed in Note 3. "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	The amounts of collaterals held in connection with standby letters of credit and other guarantees are \2,481 million and \2,414 million as of March 31, 2019 and September 30, 2019, respectively.